Total Share-Based Compensation Cost Recognized (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cost of Sales USD ($)	Dec. 31, 2013 Cost of Sales CNY	Dec. 31, 2012 Cost of Sales CNY	Dec. 31, 2011 Cost of Sales CNY	Dec. 31, 2013 Selling, General and Administrative Expense USD ($)	Dec. 31, 2013 Selling, General and Administrative Expense CNY	Dec. 31, 2012 Selling, General and Administrative Expense CNY	Dec. 31, 2011 Selling, General and Administrative Expense CNY	Dec. 31, 2013 Research and Development Expense USD ($)	Dec. 31, 2013 Research and Development Expense CNY	Dec. 31, 2012 Research and Development Expense CNY	Dec. 31, 2011 Research and Development Expense CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation					$ 3,961	23,976	10,105	7,527	$ 27,207	164,704	54,512	50,012	$ 53,859	326,047	147,692	94,489
Capitalized as part of internal-used software	$ 38	229	1,944	1,700